Long-term Customer Financing and Sales Of Receivables (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Long-Term Customer Financing And Sales Of Receivables [Abstract]
Interest income recognized on long-term receivables	$ 0	$ 5	$ 15
Commitments to provide long-term financing	50	41
Long-term receivables	1	42
Servicing obligations for long-term receivables	434	375
Financing receivables past due over 90 days	$ 10